Goodwill	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill

NOTE 6.	GOODWILL:

Goodwill represents the excess of the aggregate purchase price over the fair value of the net assets acquired in business combinations. The total value of the Company’s goodwill was $13.7 million as of March 31, 2020 and December 31, 2019.

As per Company policy, goodwill impairment tests are conducted on an annual basis and any impairment is reflected in the Company’s Statements of Operations.

NOTE 6. GOODWILL:

Goodwill represents the excess of the aggregate purchase price of an acquisition over the fair value of the net assets acquired in the business combinations. Our goodwill was comprised of the following amounts for each of our acquisitions which we have deemed to be separate reporting units for purposes of evaluating our goodwill for impairment:

	December 31,	December 31,
	2019	2018
Ameri Arizona	$5,450,000	$5,450,000
Ameri Georgia	3,470,522	3,470,522
Ameri California	4,809,248	4,809,248
Total	$13,729,770	$13,729,770

During the year ended December 31, 2019 we performed our annual impairment testing which resulted no impairment charges for the year. However, during the year ended December 31, 2018, as a result of performing our annual impairment testing, we recorded impairment charges amounting to $8.2 million as a result of our impairment testing. The full goodwill impairment on Virtuoso, Bigtech and Ameri Consulting Service Pvt. Ltd, and the partial goodwill impairment on Ameri Arizona were primarily driven by declines in estimated future cash flows to be generated by the reporting units as these reporting units that have experienced declining cash flows that what were expected at the time of each acquisition. The determination of the fair value of a reporting unit requires significant inputs, judgments and estimates. These fair value measurements, and related inputs, are considered to be Level 3 measures under the fair value hierarchy as further described in Note 18.